Discontinued operations (Details 9) - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Apr. 08, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)		$ 10,173	$ 4,124		$ 13,946
Deferred tax liability (asset)		(792)	(2,042)		(1,224)
Intangible assets other than goodwill		$ 36,809	$ 28,787
Continuing operations
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)					13,660
Discontinued operations
Disclosure of detailed information about business combination [line items]
Deferred tax liability (asset)					$ (858)
Intangible assets other than goodwill				$ 11,121
Discontinued operations | PowerVision, Inc. | Alcon [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 424
Portion of consideration paid (received) consisting of cash and cash equivalents	(289)
Contingent liabilities recognised as of acquisition date	135
Identifiable assets acquired (liabilities assumed)	418
Additional recognition, goodwill	6
Other net assets	6
Deferred tax liability (asset)	93
Intangible assets other than goodwill	$ 505